Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Cash inflow from operations	$ 26,398	$ 49,657	$ 38,703
Interest received	39	17	14
Finance costs paid	(2,462)	(192)	(388)
Tax paid	(9,206)	(6,866)	(7,426)
Net cash inflow from operating activities	14,769	42,616	30,903
Cash flows used in investing activities
Acquisition of property, plant and equipment	(28,556)	(41,495)	(32,112)
Acquisition of exploration and evaluation assets	(1,837)	(2,596)	(5,717)
Proceeds from sale of assets held for sale	0	0	500
Proceeds from derivative financial instruments	178	0	1,066
Acquisition of Put options	(946)	(478)	0
Proceeds from disposal of subsidiary	0	0	340
Proceeds from call options	0	416	208
Acquisition of call options	0	(176)	0
Net cash used in investing activities	(31,161)	(44,329)	(35,715)
Cash flows from financing activities
Dividends paid	(11,099)	(8,906)	(8,069)
Payment of lease liabilities	(184)	(150)	(129)
- Equity raise (net of transaction cost)	15,569	0	7,806
Repayments of term loans	0	0	(361)
Amounts received	6,895	0	0
Proceeds from gold loan	0	0	2,752
Repayment of gold loan	0	(3,698)	0
Proceeds from share options exercised	0	0	165
Net cash from/ (used in) financing activities	3,931	(12,754)	2,164
Net decrease in cash and cash equivalents	(12,461)	(14,467)	(2,648)
Effect of exchange rate fluctuations on cash and cash equivalents	(67)	(302)	(179)
Net cash and cash equivalents at the beginning of the year	1,496	16,265	19,092
Net cash and cash equivalents at the end of the year	(11,032)	1,496	16,265
Motapa [member]
Cash flows from financing activities
Repayments of term loans	$ (7,250)	$ 0	$ 0